Other (Loss) Income	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other (Loss) Income
14. Other (Loss) Income

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Tax indemnification guarantee liability (1)	(50,000)	—	—
Write-off of contingent consideration (2)	—	36,630	—
Contingent liability (3)	(4,500)	(61,862)	—
Gain on sale / (write-down) of cost-accounted investment (4)	1,250	(19,000)	—
Miscellaneous (loss) income	(731)	5,219	1,566
Other (loss) income	(53,981)	(39,013)	1,566

(1)	Related to the Teekay Nakilat capital lease (see Note 16d).

(2)
Related to reversals of contingent liabilities as a result of the cancellation of units for maintenance and safety (or UMS) construction contracts in Teekay Offshore, which was deconsolidated in September 2017 (see Note 3).

(3)
Related to settlements and accruals made prior to September 2017 as a result of claims and potential claims made against Logitel Offshore Holding AS (or Logitel), a company acquired by Teekay Offshore in 2014. Teekay Offshore was deconsolidated in September 2017 (see Note 3).

(4)
The Company holds cost-accounted investments at cost. During the year ended December 31, 2016, the Company recorded a write-down of an investment of $19.0 million. This investment was subsequently sold in 2017, resulting in a gain on sale of cost-accounted investment of $1.3 million.